Exhibit 99.1-1

	TOTAL EXCEPTION SUMMARY

#	Category	Tested Securitization Population	# of Exceptions in Sample Population	# of HECMs with an Exception	Missing Documents	Combined Exceptions	% of Sample HECM Population with Exceptions
2	Data Integrity - MIP Rate	417	0	0	0	0	0.000%
3	Data Integrity - Current UPB	417	0	0	0	0	0.000%
4	Data Integrity - Current Interest Rate	417	6	6	0	6	1.439%
5	Data Integrity - Marketable Title Date	1	0	0	1	1	100.000%
6	Data Integrity - Loan Status	417	18	18	0	18	4.317%
7	Data Integrity - Maximum Claim Amount	417	0	0	0	0	0.000%
8	Data Integrity - Called Due Date	305	58	58	5	63	20.656%
9	Data Integrity - UPB at Called Due Date	305	39	39	7	46	15.082%
10	Data Integrity - Original Note Rate	417	0	0	0	0	0.000%
11	Data Integrity - Margin (for adjustable rate loans)	406	0	0	0	0	0.000%
12	Data Integrity - Index (for adjustable rate loans)	406	0	0	0	0	0.000%
13	Data Integrity - Debenture Interest Rate	417	0	0	0	0	0.000%
14	Data Integrity - Foreclosure First Legal Date	164	8	8	10	18	10.976%
15	Data Integrity - Closing Date	417	1	1	0	1	0.240%
16	Data Integrity - Amortization Type	417	0	0	0	0	0.000%
17	Data Integrity - FHA Case Number	417	0	0	0	0	0.000%
18	Data Integrity - Original Principal Limit	417	1	1	0	1	0.240%
19	FHA Insurance	3295	0	0	0	0	0.000%
20	Valuation Integrity	417	65	65	2	67	16.067%
21	Property Inspections	400	144	144	106	250	62.500%
22	Borrower's Age	400	0	0	101	101	25.250%
23	Property Preservation Invoice Integrity	394	20	20	45	65	16.497%
24	Tax and Insurance Invoice Integrity	367	7	7	14	21	5.722%
25	Other Invoice Integrity	401	0	0	265	265	66.085%
26	BPO Ordered	389	0	0	3	3	0.771%
27	Blacknight Lien Search Order	1980	0	0	0	0	0.000%